INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
As of the beginning of period	$ 43,834,548	$ 40,177,146
Adjustment of opening net book amount for application of IAS 29		9,204,777
As of the end of period	41,515,106	43,834,548	$ 40,177,146
Office equipment
Property, plant and equipment
As of the beginning of period	213,437	194,819
Adjustment of opening net book amount for application of IAS 29		333,904
As of the end of period	188,280	213,437	194,819
Vehicles
Property, plant and equipment
As of the beginning of period	1,785,701	1,099,603
Adjustment of opening net book amount for application of IAS 29		1,054,631
As of the end of period	1,149,455	1,785,701	1,099,603
Equipment and computer software
Property, plant and equipment
As of the beginning of period	123,472	212,236
Adjustment of opening net book amount for application of IAS 29		416,274
As of the end of period	32,448	123,472	212,236
Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,737,396	3,508,083
Adjustment of opening net book amount for application of IAS 29		1,909,115
As of the end of period	3,679,075	4,737,396	3,508,083
Machinery and equipment
Property, plant and equipment
As of the beginning of period	6,336,691	4,466,293
Adjustment of opening net book amount for application of IAS 29		3,976,720
As of the end of period	5,449,233	6,336,691	4,466,293
Land and buildings
Property, plant and equipment
As of the beginning of period	29,969,237	30,513,273
Adjustment of opening net book amount for application of IAS 29		1,438,728
As of the end of period	29,746,076	29,969,237	30,513,273
Buildings in progress
Property, plant and equipment
As of the beginning of period	668,614	182,839
Adjustment of opening net book amount for application of IAS 29		75,405
As of the end of period	1,270,539	668,614	182,839
Accumulated Depreciation / Amortization
Property, plant and equipment
As of the beginning of period	(13,225,424)	(4,587,248)	(2,302,014)
Adjustment of opening net book amount for application of IAS 29		5,923,397
Additions	2,010,136	2,450,256	2,230,881
Disposals	(760,620)	(227,201)	(56,569)
Foreign currency translation	1,830,562	(626,645)	1,559,142
Revaluation	367,908	(134,921)	1,670,064
As of the end of period	(13,012,286)	(13,225,424)	(4,587,248)
Accumulated Depreciation / Amortization | Office equipment
Property, plant and equipment
As of the beginning of period	(415,682)	(49,129)	(31,522)
Adjustment of opening net book amount for application of IAS 29		309,339
Additions	35,879	39,997	41,740
Disposals		(4,007)
Foreign currency translation	59,959	(21,224)	24,133
As of the end of period	(391,602)	(415,682)	(49,129)
Accumulated Depreciation / Amortization | Vehicles
Property, plant and equipment
As of the beginning of period	(1,818,836)	(560,691)	(373,215)
Adjustment of opening net book amount for application of IAS 29		750,195
Additions	426,623	621,974	434,632
Disposals	(173,482)	(205,618)	(42,928)
Foreign currency translation	243,890	(91,594)	204,228
As of the end of period	(1,828,087)	(1,818,836)	(560,691)
Accumulated Depreciation / Amortization | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(832,185)	(207,402)	(118,169)
Adjustment of opening net book amount for application of IAS 29		486,143
Additions	28,170	99,350	195,386
Disposals	(307,816)	(769)	(13,641)
Foreign currency translation	119,308	(40,059)	92,512
As of the end of period	(433,231)	(832,185)	(207,402)
Accumulated Depreciation / Amortization | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(1,701,034)	(318,582)	(204,171)
Adjustment of opening net book amount for application of IAS 29		912,404
Additions	338,092	397,989	286,024
Foreign currency translation	237,770	(72,059)	171,613
As of the end of period	(1,801,356)	(1,701,034)	(318,582)
Accumulated Depreciation / Amortization | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(3,896,810)	(937,736)	(746,828)
Adjustment of opening net book amount for application of IAS 29		2,121,816
Additions	553,399	673,784	741,508
Disposals	(279,322)	(16,807)
Foreign currency translation	565,419	(180,281)	550,600
As of the end of period	(3,605,468)	(3,896,810)	(937,736)
Accumulated Depreciation / Amortization | Land and buildings
Property, plant and equipment
As of the beginning of period	(4,560,877)	(2,513,708)	(828,109)
Adjustment of opening net book amount for application of IAS 29		1,343,500
Additions	627,973	617,162	531,591
Foreign currency translation	604,216	(221,428)	516,056
Revaluation	367,908	(134,921)	1,670,064
As of the end of period	$ (4,952,542)	$ (4,560,877)	$ (2,513,708)